                                                           September 16, 2009

                                                U.S. Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

o SP Advisor Variable Annuity
(File No.: 333-52780)
o SP Anuity One/Plus Variable Annuity
(File No.: 333-37728)
o SP FlexElite Variable Annuity
(File No.: 333-75702)
o SP Select Variable Annuity
(File No.: 333-52754)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to the contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 C. Christopher Sprague
 /s/ C. Christopher Sprague
 Vice President, Corporate Counsel

                                                          September 16, 2009

                                                  Securities and Exchange Commission
                                                            100 F Street, NE
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

Discovery Choice Variable Annuity
(File No. 333-79201)

Discovery Select Variable Annuity
(File No. 333-06701)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to the contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel

                                                            September 16, 2009

                                                  Securities and Exchange Commission
                                                            100 F Street, NE
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

Premier Variable Annuity (B,L,X)
(File No. 333-130989)
Premier Variable Annuity (Bb)
(File No.: 333-144639)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to the contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel